AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.2%
Consumer Discretionary – 18.7%
Auto Components – 1.6%
Anhui Zhongding Sealing Parts Co., Ltd.	364,600	$1,188,519
Huayu Automotive Systems Co., Ltd. - Class A	431,800	1,741,780

		2,930,299

Automobiles – 2.0%
Dongfeng Motor Group Co., Ltd. - Class H	1,822,000	1,568,243
Great Wall Motor Co., Ltd. - Class H	1,007,000	2,120,038

		3,688,281

Hotels, Restaurants & Leisure – 3.3%
Jiumaojiu International Holdings Ltd.(a) (b)	909,000	2,042,071
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	1,141,900	1,249,238
Tongcheng Travel Holdings Ltd.(c)	1,514,400	2,820,494

		6,111,803

Internet & Direct Marketing Retail – 6.6%
Alibaba Group Holding Ltd.(c)	508,960	6,699,886
JD.com, Inc. (ADR)(c)	20,840	1,492,769
JD.com, Inc. - Class A(c)	61,102	2,182,530
Meituan - Class B(b) (c)	80,200	1,781,656

		12,156,841

Specialty Retail – 1.5%
China Tourism Group Duty Free Corp., Ltd. - Class A	25,831	834,313
Zhongsheng Group Holdings Ltd.	279,500	1,951,729

		2,786,042

Textiles, Apparel & Luxury Goods – 3.7%
Bosideng International Holdings Ltd.(a)	1,942,000	1,104,935
Li Ning Co., Ltd.	452,500	4,519,641
Shenzhou International Group Holdings Ltd.	65,300	1,096,820

		6,721,396

		34,394,662

Financials – 14.6%
Banks – 10.0%
Bank of Hangzhou Co., Ltd. - Class A	990,059	2,250,381
Bank of Nanjing Co., Ltd. - Class A	1,403,900	2,173,769
China Construction Bank Corp. - Class H	5,123,000	3,842,072
China Merchants Bank Co., Ltd. - Class H	388,000	3,270,574
Industrial Bank Co., Ltd. - Class A	1,262,300	4,422,309
Ping An Bank Co., Ltd. - Class A	975,773	2,441,701

		18,400,806

Capital Markets – 3.7%
CITIC Securities Co., Ltd. - Class A	598,910	2,219,640
GF Securities Co., Ltd. - Class H	1,281,400	1,923,743
Guotai Junan Securities Co., Ltd.(b)	1,863,120	2,745,905

		6,889,288

Company	Shares	U.S. $ Value

Insurance – 0.9%
Ping An Insurance Group Co., of China Ltd. - Class A	210,093	$1,693,584

		26,983,678

Communication Services – 11.1%
Entertainment – 2.2%
G-bits Network Technology Xiamen Co., Ltd. - Class A	29,600	1,647,465
NetEase, Inc.	121,100	2,342,281

		3,989,746

Interactive Media & Services – 7.9%
Tencent Holdings Ltd.	271,350	14,642,405

Media – 1.0%
Chinese Universe Publishing and Media Group Co., Ltd.	1,001,600	1,850,480

		20,482,631

Materials – 10.4%
Chemicals – 4.8%
Hengli Petrochemical Co., Ltd. - Class A	445,300	1,771,242
LB Group Co., Ltd. - Class A	356,300	1,504,993
Luxi Chemical Group Co., Ltd. - Class A	632,900	1,691,322
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	165,750	3,855,756

		8,823,313

Construction Materials – 1.1%
Gansu Shangfeng Cement Co., Ltd. - Class A	587,100	1,979,678

Metals & Mining – 4.5%
Baoshan Iron & Steel Co., Ltd. - Class A	2,297,979	2,633,864
Ganfeng Lithium Co., Ltd. - Class A	56,100	1,364,077
Shandong Nanshan Aluminum Co., Ltd. - Class A	2,250,000	1,745,095
Zijin Mining Group Co., Ltd. - Class A	1,453,850	2,601,895

		8,344,931

		19,147,922

Consumer Staples – 9.4%
Beverages – 8.3%
Anhui Yingjia Distillery Co., Ltd. - Class A	389,500	4,579,526
China Resources Beer Holdings Co., Ltd.	190,000	1,506,587
JiuGui Liquor Co., Ltd.	40,300	1,095,088
Kweichow Moutai Co., Ltd. - Class A	14,563	4,141,561
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	54,320	2,528,216
Wuliangye Yibin Co., Ltd. - Class A	45,800	1,386,422

		15,237,400

Personal Products – 1.1%
L’Occitane International SA	617,000	2,141,181

		17,378,581

Company	Shares	U.S. $ Value

Industrials – 8.0%
Electrical Equipment – 5.5%
Contemporary Amperex Technology Co., Ltd. - Class A	66,049	$5,657,712
NARI Technology Co., Ltd. - Class A	545,580	3,079,364
Xinjiang Goldwind Science & Technology Co., Ltd.	590,844	1,410,316

		10,147,392

Machinery – 1.9%
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	316,480	3,411,643

Road & Rail – 0.6%
Daqin Railway Co., Ltd. - Class A	1,057,337	1,141,915

		14,700,950

Real Estate – 7.0%
Real Estate Management & Development – 7.0%
China Resources Land Ltd.	660,000	3,210,439
CIFI Holdings Group Co., Ltd.	3,850,337	2,682,574
KWG Living Group Holdings Ltd.(b)	1,680,600	696,192
Longfor Group Holdings Ltd.(b)	648,000	3,465,196
Midea Real Estate Holding Ltd.(a) (b)	788,400	1,155,218
Poly Developments and Holdings Group Co., Ltd. - Class A	644,400	1,613,868

		12,823,487

Utilities – 6.0%
Gas Utilities – 2.3%
ENN Energy Holdings Ltd.	83,200	1,204,935
Kunlun Energy Co., Ltd.	2,994,000	2,945,149

		4,150,084

Independent Power and Renewable Electricity Producers – 3.7%
China Longyuan Power Group Corp., Ltd. - Class H	956,000	1,972,793
China Yangtze Power Co., Ltd. - Class A	831,800	3,060,287
Xinyi Energy Holdings Ltd.(a)	3,480,000	1,785,666

		6,818,746

		10,968,830

Information Technology – 4.5%
Electronic Equipment, Instruments & Components – 2.8%
GoerTek, Inc. - Class A	349,200	2,444,907
Luxshare Precision Industry Co., Ltd. - Class A	385,510	2,673,547

		5,118,454

IT Services – 1.7%
GDS Holdings Ltd.(c)	311,740	1,707,120
Vnet Group, Inc. (ADR)(c)	198,090	1,558,968

		3,266,088

		8,384,542

Company	Shares	U.S. $ Value

Health Care – 4.2%
Health Care Equipment & Supplies – 1.2%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	41,800	$2,173,634

Health Care Providers & Services – 1.1%
Aier Eye Hospital Group Co., Ltd. - Class A	120,250	695,299
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	813,700	1,468,781

		2,164,080

Pharmaceuticals – 1.9%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	382,700	2,169,530
Livzon Pharmaceutical Group, Inc. - Class A	213,175	1,296,175

		3,465,705

		7,803,419

Energy – 2.3%
Energy Equipment & Services – 0.7%
China Oilfield Services Ltd. - Class H	1,116,000	1,272,237

Oil, Gas & Consumable Fuels – 1.6%
PetroChina Co., Ltd. - Class H	5,448,000	2,918,089

		4,190,326

Total Common Stocks (cost $169,943,459)		177,259,028

SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $6,497,215)	6,497,215	6,497,215

Total Investments – 99.7% (cost $176,440,674)(g)		183,756,243
Other assets less liabilities – 0.3%		514,497

Net Assets – 100.0%		$184,270,740

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $11,886,238 or 6.5% of net assets.

(c)	Non-income producing security.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,918,925 and gross unrealized depreciation of investments was $(17,603,356), resulting in net unrealized appreciation of $7,315,569.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

February 28, 2022 (unaudited)

95.3%	China
1.2%	Luxembourg
3.5%	Short-Term

100.0%	Total Investments

[1]	All data are as of February 28, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$1,492,769	$32,901,893	$-0-	$34,394,662
Financials	-0-	26,983,678	-0-	26,983,678
Communication Services	-0-	20,482,631	-0-	20,482,631
Materials	1,979,678	17,168,244	-0-	19,147,922
Consumer Staples	-0-	17,378,581	-0-	17,378,581
Industrials	-0-	14,700,950	-0-	14,700,950
Real Estate	-0-	12,823,487	-0-	12,823,487
Utilities	-0-	10,968,830	-0-	10,968,830
Information Technology	1,558,968	6,825,574	-0-	8,384,542
Health Care	2,169,530	5,633,889	-0-	7,803,419
Energy	-0-	4,190,326	-0-	4,190,326
Short-Term Investments:
Investment Companies	6,497,215	-0-	-0-	6,497,215

Total Investments in Securities	13,698,160	170,058,083+	-0-	183,756,243
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$13,698,160	$170,058,083	$-0-	$183,756,243

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

Fund	Market Value 11/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,399	$13,986	$9,888	$6,497	$0	*
Government Money Market Portfolio**	1,205	1,526	2,731	-0-	0	*
Total				$6,497	$0	*

*	Amount is less than $500.
**	Investments of cash collateral for securities lending transactions.